RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Amounts Due from Related Parties-Current
(1)	Amounts due from related parties-current:

	As of December 31,
	2012	2013

iSoftStone Technologies Co., Ltd. (i)	$83	$70
Wuxi iCarnegie	2,521	—
Shenke	7	7
Wuxi IoT	156	79
iSS-Foshan (ii)	1,071	1,218

Total	$3,838	$1,374

(i)	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
(ii)	Amount due from iSS-Foshan mainly represented project receivables.

Amounts Due from Related Parties-Non-Current
(2)	Amounts due from related parties-non-current:

	As of December 31,
	2012	2013

Wuxi iCarnegie (i)	$—	$2,564

Total	$—	$2,564

(i)	Amount due from Wuxi iCarnegie as of December 31, 2013 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,710 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $334.

Amounts Due to Related Parties
(3)	Amounts due to related parties

	As of December 31,
	2012	2013

Wuxi iCarnegie	$8	$8
Wuxi IoT	—	8

Total	$8	$16

Sales
Related Party Transactions
(4)	Sales to related parties

	For the year ended December 31,
	2011	2012	2013

Boxin	$520	$—	$—
Wuxi iCarnegie	—	43	14
Wuxi IoT	23	51	—
Shenke	20	—	—
iSS-Foshan	—	1,586	251
Chengdu-Medical	—	15	—

Total	$563	$1,695	$265

Purchase Transaction
Related Party Transactions
(5)	Purchase from related parties

	For the year ended December 31,
	2011	2012	2013

Wuxi iCarnegie (i)	$1,159	$292	$—
Wuxi IoT	—	—	8
iSoftStone Technologies Co., Ltd.	153	—	—

Total	$1,312	$292	$8

(i)	The purchase from Wuxi iCarnegie in 2011 is mainly related to the training expenses of $708 and subcontracting cost of $451, and in 2012 is mainly related to subcontracting cost of $292.